Revenue Disaggregation and Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue disaggregation and operating segments
Total revenue	$ 1,113	$ 1,944	$ 8,006	$ 8,678
United States
Revenue disaggregation and operating segments
Total revenue	931	1,618	6,887	7,134
Australia
Revenue disaggregation and operating segments
Total revenue	78	102	392	526
Europe
Revenue disaggregation and operating segments
Total revenue	98	198	687	956
Rest of world
Revenue disaggregation and operating segments
Total revenue	$ 6	$ 26	$ 40	$ 62